Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future obligations

	“Take or pay” supply agreements	Total
	(in RMB)	(in RMB)
Twelve Months Ending December 31
2018	970,976	970,976
2019	787,632	787,632

Total	1,758,608	1,758,608

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2018	73,275
2019	43,145
2020	1,929
2021	510

Total	118,859